Financial Risk (Details 20) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of fair value measurement of assets [line items]
Balance with Central Banks	$ 1,129,016	$ 1,648,306
Cash and balances with other banks	49,154	97,346
Undrawn credit lines granted by others banks, unannounced	1,773,000	1,365,000
Total Liquidity reserves	2,951,170	3,110,652
At fair value [member]
Disclosure of fair value measurement of assets [line items]
Balance with Central Banks	1,129,016	1,648,306
Cash and balances with other banks	49,154	97,346
Undrawn credit lines granted by others banks, unannounced	1,773,000	1,365,000
Total Liquidity reserves	$ 2,951,170	$ 3,110,652